Preferred stock	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Preferred Stock [Abstract]
Preferred stock

8. Preferred stock

Upon completion of the IPO on July 22, 2019, all of the Company’s then outstanding shares of Senior Preferred and Junior Preferred stock automatically converted into an aggregate of 25,311,515 shares of common stock and all of the Company’s then outstanding 42,560,530 shares of redeemable preferred stock were cancelled. As of October 31, 2019, there were no shares of convertible or redeemable preferred stock issued and outstanding.

In connection with the IPO, the Company’s Amended and Restated Certificate of Incorporation became effective, which authorized 20,000,000 shares of undesignated preferred stock with a par value of $0.01 per share.

Preferred stock dividends of $14,955 were paid in connection with the IPO.

7. Preferred stock

The number of outstanding shares and amount of preferred stock are as follows:

	January 31,
	2018		2019

	Shares	Amount	Shares	Amount
Senior redeemable convertible preferred stock (Senior A)	13,674,365	$57,022	13,674,365	$79,311
Senior redeemable convertible preferred stock (Senior B)	9,197,142	43,962	9,197,142	51,872

Senior Preferred	22,871,507	100,984	22,871,507	131,183
Junior convertible preferred stock	32,746,041	32,746	32,746,041	32,746
Redeemable preferred stock	42,560,530	42,561	42,560,530	42,561

Total	98,178,078	$176,291	98,178,078	$206,490

(a) Redeemable preferred stock

On October 14, 2014 the Company issued 13,674,365 shares of Senior A Preferred at $2.1939 per share (the “Senior A Preferred Original Issue Price”) for total proceeds of approximately $30,000 and, prior thereto, effected a recapitalization of the previously outstanding Series A-D redeemable preferred stock by exchanging all then existing shares of Series A-D redeemable preferred stock into 33,344,348 shares of Junior Preferred and 43,214,680 shares of Redeemable Preferred (together with the Junior Preferred and Senior Preferred, the “Preferred Stock”). Issuance costs totaled $1,803.

On October 27, 2017 the Company issued 4,598,571 shares of Senior B Preferred at $3.6968 per share (the “Senior B Preferred Original Issue Price”) for total proceeds of approximately $17,000. On November 29, 2017, the Company issued an additional 4,598,571 shares of Senior B Preferred at the Senior B Preferred Original Issue Price for additional total proceeds of approximately $17,000. Total issuance costs were $1,541.

The holders of the Preferred Stock have rights, preferences and privileges as follows:

(b) Liquidation

In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, or the occurrence of a deemed liquidation event, the holders of shares of Senior Preferred then outstanding are entitled to be paid out of the assets of the Company that are available for distribution to its stockholders before any payment would be made to the holders of Junior Preferred, Redeemable Preferred and Common Stock, an amount per share equal to the Senior B Preferred Original Issue Price (in the case of the Senior B Preferred) and the Senior A Preferred Original Issue Price (in the case of the Series A Preferred), together with any accrued and unpaid Accruing Dividends (as defined below) (as adjusted for any excess Participating Amount, as defined below) and any other dividends declared but unpaid thereon (the aggregate amount per share payable to a holder of a share of Senior Preferred pursuant to this sentence is hereinafter referred to as the “Senior Preferred Liquidation Amount”).

Upon the completion of the distribution required to the Senior Preferred, the holders of shares of Junior Preferred and Redeemable Preferred then outstanding are entitled to be paid out of the remaining assets of the Company available for distribution to its stockholders on a pari passu basis before any payment would be made to the holders of Common Stock an amount per share equal to $1.00 per share (which is the “Junior Preferred Original Issue Price” and the “Redeemable Preferred Original Issue Price”), plus, in the case of the Junior Preferred, any dividends declared but unpaid thereon. The aggregate amount per share payable to a holder of a share of Junior Preferred pursuant to the preceding sentence is hereinafter referred to as the “Junior Preferred Liquidation Amount” and the aggregate amount per share payable to a holder of a share of Redeemable Preferred pursuant to the preceding sentence is hereinafter referred to as the “Redeemable Preferred Liquidation Amount.”

Upon the completion of the distribution required to the holders of Senior Preferred, Junior Preferred and Redeemable Preferred, the remaining assets would be distributed pro rata among the holders of Common Stock based on the number of shares of Common Stock held by each such holder.

For purposes of determining the amount each holder of Senior Preferred, Junior Preferred or Redeemable Preferred would be entitled to receive as a result of a liquidation, dissolution or winding up of the Company or a deemed liquidation event, each such holder of shares of Senior Preferred or Junior Preferred would be deemed to have converted (regardless of whether such holder actually converted) such holder’s shares of such series into shares of Common Stock (and tendered to the Company any shares of Redeemable Preferred held by such holder for no consideration) immediately prior to such liquidation, dissolution or winding up, or deemed liquidation event if, as a result of an actual conversion, such holder would receive in respect of such series, in the aggregate, an amount (plus, solely in the case of the Senior Preferred, an amount equal to any accrued and unpaid Accruing Dividends, subject to adjustment as described below) greater (such greater amount, the “Participating Amount”) than the aggregate amount that would be distributed to such holder for such series in respect of the Senior Preferred Liquidation Amount, Junior Preferred Liquidation Amount or Redeemable Preferred Liquidation Amount of such series, as described above. For the avoidance of doubt, if any such holder would be deemed to have converted shares of Senior Preferred or Junior Preferred into Common Stock because such holder would receive a greater amount as a result of such conversion, then such holder would not be entitled to receive any per share distributions in respect of the Senior Preferred Liquidation Amount, Junior Preferred Liquidation Amount or Redeemable Preferred Liquidation Amount, as applicable, as described above (other than, with respect to holders of Senior Preferred, any accrued and unpaid Accruing Dividends, subject to adjustment as described below).

(c) Conversion

The “Senior A Conversion Price” shall mean an amount equal to the Senior A Preferred Original Issue Price, the “Senior B Conversion Price” shall mean an amount equal to the Senior B Preferred Original Issue Price, the “Junior Conversion Price” shall mean an amount equal $1.66 per share, and the “Conversion Price” shall mean, the Senior A Conversion Price, the Senior B Conversion Price or the Junior Conversion Price, as applicable. The Senior A Conversion Price, Senior B Conversion Price and/or Junior Conversion Price may be adjusted upon the occurrence of certain events as set forth in the Company’s certificate of incorporation.

Each share of Senior A Preferred is convertible into such number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Senior A Preferred Original Issue Price by the Senior A Conversion Price. Each share of Senior B Preferred is convertible into such number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Senior B Preferred Original Issue Price by the Senior B Conversion Price.

Each share of Junior Preferred is convertible into such number of fully paid and non-assessable shares of Common Stock as is determined by dividing $1.66 by the Junior Conversion Price; provided, that, in connection with any such conversion of any shares of Junior Preferred, a number of shares of Redeemable Preferred equal to (a) the number of shares of Junior Preferred to be converted by such converting holder divided by the aggregate number of shares of Junior Preferred held by such holder (prior to such conversion), times (b) the number of shares of Redeemable Preferred held by such converting holder, would be automatically extinguished and cancelled and such holder would have no further rights with respect to such shares of Redeemable Preferred. The Redeemable Preferred is not convertible.

The conversion ratio for the Senior Preferred and Junior Preferred is 1:0.4551 at January 31, 2018 and 2019.

The Senior Preferred and Junior Preferred are automatically convertible into Common Stock upon a qualified initial public offering, as defined (a “Qualified IPO”). Upon a Qualified IPO, the holders of Senior Preferred are also entitled to accrued but unpaid Accruing Dividends. Upon an automatic conversion of the Junior Preferred in connection with a Qualified IPO, all shares of Redeemable Preferred will be automatically extinguished and cancelled.

(d) Voting

Each holder of outstanding shares of Senior Preferred and Junior Preferred is entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Senior Preferred or Junior Preferred, as applicable, are convertible and vote together with the holders of Common Stock as a single class. In addition, the Preferred Stock has certain special protective voting rights as described in the Company’s certificate of incorporation. The holders of the Redeemable Preferred are not entitled to vote in respect of such shares other than as required by law.